Jan. 28, 2021
Emerging Markets Small Mid Cap Equity
JOHCM Emerging Markets Small Mid Cap Equity Fund
Investment Objective
The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 136.73% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are listed in, or whose principal business activities are located in, emerging markets, including frontier markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights, and warrants. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid, and less developed than emerging markets.Small-and mid-capitalization companies in emerging market countries are generally defined as companies with market capitalizations at the time of purchase below U.S. $5 billion or in the range of those market capitalizations of companies included in the MSCI Emerging Markets Small Cap Index at the time of purchase. The MSCI Emerging Markets Small Cap Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap Index is between $7.10 million and $3.82 billion as of December 31, 2020. The size of the companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions. If the Fund continues to hold securities of small-and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed U.S. $5 billion, it may continue to treat them as small- or mid-capitalization companies for the purposes of the 80% requirement.The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging markets stocks.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*
Best Quarter:2Q 202030.15%Worst Quarter:1Q 2020(25.59)%*The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 16.56%.
Average Annual Total Returns for the Periods Ended December 31, 2020